Schedule of reconciliation of income tax benefit (expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IncomeTaxDisclosureLineItems [Line Items]
Income (loss) before income tax		$ 309,291	$ (676,658)	$ (215,880)
Statutory income tax rate		24.94%	24.94%	24.94%
Income tax (expense) benefit at statutory rate		$ (77,137)	$ 168,759	$ 53,840
Tax effects of translation of non-monetary assets/liabilities to functional currency		(32,998)	(28,174)	(3,575)
Unrecognized deferred tax benefit on net operating losses		(35,735)	(35,849)
Special mining levy and special mining tax		(17,279)	(5,909)	(7,431)
Withholding tax on dividends paid by subsidiaries				(9,764)
Difference in tax rate of subsidiaries outside Luxembourg	[1]	(3,179)	36,390	24,698
Withholding tax over subsidiary capital reduction	[2]	(10,526)
Impairment of goodwill			(78,866)
ICMS tax incentives	[3]	24,463
Other permanent tax differences		(813)	(32,199)	596
Income tax (expense) benefit		(153,204)	24,152	58,364
Current		(122,081)	(63,192)	(46,382)
Deferred		$ (31,123)	$ 87,344	$ 104,746
Parent [member]
IncomeTaxDisclosureLineItems [Line Items]
Income tax rate		29.50%
Capital reduction		$ 10,526

[1]	The Company’s activities are subject to the income tax regime of each country where it operates. However, NEXA’s Cerro Lindo mining unit had a lower income tax rate in comparison with that of other Peruvian operations because it was taxed under the laws and guarantees of a stability agreement signed by NEXA PERU, which was valid until the end of 2021. The deferred taxes of NEXA’s Cerro Lindo unit, however, are calculated considering the statutory income tax rate of 29.5% applicable as of January 1, 2022, since they will be recovered after 2021.
[2]	On June 10, 2021, NEXA and the other shareholders of NEXA CJM approved a capital reduction of USD 210,703 which was paid on July 27, 2021. Given this capital reduction, the Company recognized USD 10,526 of tax expenses because the tax withheld by NEXA CJM on the corresponding participation of NEXA in its capital was considered not recoverable.
[3]	See note 9.